CONSOLIDATED STATEMENTS OF REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Redeemable Preferred Stock	Parent [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Temporary Equity, Beginning Balance at Dec. 31, 2019	$ 549,837
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2019	543,526
Stockholders Equity, Beginning Balance at Dec. 31, 2019		$ (306,877)	$ 1,533	$ 1,054,600	$ (1,283,315)	$ (79,695)	$ 47,907	$ (258,970)
Beginning balance (in shares) at Dec. 31, 2019			153,302,255
Net income		(37,193)			(37,193)		(182)	(37,375)
Other comprehensive income		32,895				32,895	3	32,898
Issuance of common stock in connection with employee stock option exercise (in shares)			1,250
Redeemable Preferred Stock dividend								64,100
Redeemable Preferred Stock dividend	$ 64,120	64,120		64,120				64,120
Redeemable Preferred Stock dividend (in shares)	63,384
Equity-based compensation activity		8,007		8,007				$ 8,007
Temporary Equity, ending Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, ending Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, ending Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Ending balance (in shares) at Dec. 31, 2020			153,303,505
Temporary Equity, ending Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, ending Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, ending Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Ending balance (in shares) at Dec. 31, 2020			153,303,505
Temporary Equity, Beginning Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, Beginning Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Beginning balance (in shares) at Dec. 31, 2020			153,303,505
Net income								42,269
Net income (loss)		42,128			42,128		141	42,269
Other comprehensive income		(8,755)				(8,755)	(2)	(8,757)
Redeemable Preferred Stock dividend	$ 34,426							34,400
Redeemable Preferred Stock dividend (shares)	34,031
Redeemable Preferred Stock dividend		34,426		34,426				34,426
Equity-based compensation activity		3,202		3,202				3,202
Temporary Equity, ending Balance at Jun. 30, 2021	$ 648,383
Temporary Equity, ending Balance (in shares) at Jun. 30, 2021	640,941
Stockholders Equity, ending Balance at Jun. 30, 2021		(365,139)	$ 1,533	967,263	(1,278,380)	(55,555)	47,867	$ (317,272)
Ending balance (in shares) at Jun. 30, 2021			153,303,505
Temporary Equity, Beginning Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, Beginning Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Beginning balance (in shares) at Dec. 31, 2020			153,303,505
Net income		117,068			117,068		329	117,397
Other comprehensive income		(31,603)				(31,603)	(1)	(31,604)
Issuance of common stock in connection with employee stock option exercise		35		35				$ 35
Issuance of common stock in connection with employee stock option exercise (in shares)			10,000					10
Redeemable Preferred Stock dividend								$ 71,400
Redeemable Preferred Stock dividend	$ 71,393	71,393		71,393				71,393
Redeemable Preferred Stock dividend (in shares)	70,574
Equity-based compensation activity		6,440		6,440				6,440
Temporary Equity, ending Balance at Dec. 31, 2021	$ 685,350							$ 685,350
Temporary Equity, ending Balance (in shares) at Dec. 31, 2021	677,484							677,484
Stockholders Equity, ending Balance at Dec. 31, 2021		(346,741)	$ 1,533	933,569	(1,203,440)	(78,403)	48,056	$ (298,685)
Ending balance (in shares) at Dec. 31, 2021			153,313,505
Temporary Equity, ending Balance at Jun. 30, 2021	$ 648,383
Temporary Equity, ending Balance (in shares) at Jun. 30, 2021	640,941
Stockholders Equity, ending Balance at Jun. 30, 2021		(365,139)	$ 1,533	967,263	(1,278,380)	(55,555)	47,867	(317,272)
Ending balance (in shares) at Jun. 30, 2021			153,303,505
Temporary Equity, Beginning Balance at Dec. 31, 2021	$ 685,350							$ 685,350
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2021	677,484							677,484
Stockholders Equity, Beginning Balance at Dec. 31, 2021		(346,741)	$ 1,533	933,569	(1,203,440)	(78,403)	48,056	$ (298,685)
Beginning balance (in shares) at Dec. 31, 2021			153,313,505
Temporary Equity, Beginning Balance at Dec. 31, 2021	$ 685,350							$ 685,350
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2021	677,484							677,484
Stockholders Equity, Beginning Balance at Dec. 31, 2021		(346,741)	$ 1,533	933,569	(1,203,440)	(78,403)	48,056	$ (298,685)
Beginning balance (in shares) at Dec. 31, 2021			153,313,505
Net income								63,802
Net income (loss)		63,427			63,427		375	63,802
Other comprehensive income		(33,363)				(33,363)	(1)	(33,364)
Issuance of common stock in connection with employee stock option exercise		29		29				29
Issuance of common stock in connection with employee stock option exercise (in shares)			9,375
Redeemable Preferred Stock dividend	$ 38,552							38,500
Redeemable Preferred Stock dividend (shares)	38,109
Redeemable Preferred Stock dividend		38,552		38,552				38,552
Equity-based compensation activity		3,131		3,131				3,131
Temporary Equity, ending Balance at Jun. 30, 2022	$ 723,902							$ 723,902
Temporary Equity, ending Balance (in shares) at Jun. 30, 2022	715,593							715,593
Stockholders Equity, ending Balance at Jun. 30, 2022		(353,429)	$ 1,533	898,177	(1,141,373)	(111,766)	48,430	$ (304,999)
Ending balance (in shares) at Jun. 30, 2022			153,322,880
Temporary Equity, ending Balance at Jun. 30, 2022	$ 723,902							$ 723,902
Temporary Equity, ending Balance (in shares) at Jun. 30, 2022	715,593							715,593
Stockholders Equity, ending Balance at Jun. 30, 2022		$ (353,429)	$ 1,533	$ 898,177	$ (1,141,373)	$ (111,766)	$ 48,430	$ (304,999)
Ending balance (in shares) at Jun. 30, 2022			153,322,880